Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000272184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NAV
Accumulated Value	$ 10,000		$ 12,666.57	$ 15,221.69	$ 16,856.46	$ 20,313.27	$ 27,991.64	$ 21,545.06	$ 25,272.43	$ 35,882.98	$ 41,716.93	$ 42,971.81
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		11,850.956	13,602.30386	14,824.1282	15,792.07144	22,766.55428	19,609.84102	23,326.62071	28,720.91195	33,114.0033	40,671.78405
Bloomberg US 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Accumulated Value	10,000		11,854	13,611.9482	14,815.24442	15,809.34732	22,842.92594	19,606.08334	23,305.75126	28,710.35498	33,051.36066	40,702.75065
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		12,042.31514	14,753.22192	16,458.35769	20,290.42742	28,913.34457	23,485.32972	29,851.39147	39,846.27637	46,706.5408	54,976.39236
Bloomberg US 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Growth Index
Accumulated Value	$ 10,000		$ 11,898	$ 14,171.7078	$ 16,060.79645	$ 19,142.86329	$ 27,230.72303	$ 22,103.17788	$ 27,478.67074	$ 35,230.40376	$ 41,043.42038	$ 49,678.95603